Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Period	$ 398,802	$ 431,516	$ 32,961
New Loans	0	0	417,590
Less Loan Payments	(16,414)	(32,714)	(19,035)
Balance, End of Period	382,388	398,802	$ 431,516
Related Party Deposit Liabilities	$ 18,300,000	$ 18,100,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity	2.10%	4.40%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party	$ 89,800